FolioBeyond Enhanced Fixed Income Premium ETF
Schedule of Investments
October 31, 2025 (Unaudited)
EXCHANGE TRADED FUNDS - 97.9%		Shares	Value
FolioBeyond Alternative Income and Interest Rate Hedge ETF(a)(b)		78,932	$2,827,344
Invesco Senior Loan ETF(b)		138,636	2,897,492
iShares Mortgage Real Estate ETF		44,344	969,360
VanEck High Yield Muni ETF(b)		58,777	3,005,856
TOTAL EXCHANGE TRADED FUNDS (Cost $9,761,817)			9,700,052

PURCHASED OPTIONS - 0.0%(c)(d)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 0.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $95.00	$3,611,600	400	2,600

Put Options - 0.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $85.00	3,611,600	400	3,000

TOTAL PURCHASED OPTIONS (Cost $16,696)			5,600

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares	Value
First American Government Obligations Fund - Class X, 4.03%(h)		95,378	95,378

TOTAL SHORT-TERM INVESTMENTS (Cost $95,378)			95,378

TOTAL INVESTMENTS - 98.9% (Cost $9,873,891)			9,801,030
Other Assets in Excess of Liabilities - 1.1%			108,264
TOTAL NET ASSETS - 100.0%			$9,909,294

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note X.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Non-income producing security.
(g)	Does not round to 0.1% or (0.1)%, as applicable.
(h)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.

FolioBeyond Enhanced Fixed Income Premium ETF
Schedule of Written Options Contracts
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $92.00	$(3,611,600)	(400)	$(10,600)

Put Options - (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $88.00	(3,611,600)	(400)	(9,000)

TOTAL WRITTEN OPTIONS (Premiums received $50,504)			(19,600)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The Fund held affiliated securities of the following companies during the period ended October 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

Security Name	Share Balance 10/31/2025	Fair Value at 07/31/2025	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at 10/31/2025	Dividend Income
FolioBeyond Enhanced Fixed Income Premium ETF	78,932	$3,157,947	$24,205	$(282,928)	$(7,307)	$(64,573)	$2,827,344	$45,346
Totals		$3,157,947	$24,205	$(282,928)	$(7,307)	$(64,573)	$2,827,344	$45,346